LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES (Tables)	6 Months Ended
Jun. 30, 2023
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Information on Liability for Unpaid Claims
Information regarding the liability for unpaid claims is shown below:

FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2023	2022
Unpaid claims balance, beginning	$1,555	$—
Less: Reinsurance recoverables	(305)	—
Net beginning balance	1,250	—
Acquisition from business combination	—	1,215
Incurred related to
Current	816	137
Prior years	(22)	(6)
Total incurred claims	794	131
Paid claims related to
Current	(342)	(78)
Prior years	(348)	(38)
Total paid claims	(690)	(116)
Net balance	1,354	1,230
Add: Reinsurance recoverables	303	290
Unpaid claims balance, ending	$1,657	$1,520